Treasury risk management - Summary of Currency Derivatives Outstanding (Details) - Cash flow hedges - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	1,585	1,416
EUR
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	1,014	951
GBP
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	404	372
USD
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	306	363
SEK
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	87	97
CAD
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	194	136
SGD
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	68	78
Others
Disclosure of detailed information about hedges [line items]
Nominal amount of hedging instrument	260	301